VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 98.3%
Canada : 6.1%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 75 $ 54,611
Bank of Montreal
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84 25 25,993
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 25 26,216
Bank of Nova Scotia
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 23,740
7.35% (US Treasury
Yield Curve Rate T 5
Year+2.90%), 04/27/85 25 25,583
Canadian Natural Resources
Ltd. 144A
5.40%, 12/15/34 25 24,889
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 24,123
Enbridge, Inc.
2.50%, 08/01/33 25 20,816
3.12%, 11/15/29 75 70,770
5.62%, 04/05/34 50 51,186
5.70%, 03/08/33 25 25,906
5.90%, 11/15/26 25 25,390
8.50% (US Treasury
Yield Curve Rate T 5
Year+4.43%), 01/15/84 25 28,219
Fortis, Inc.
3.06%, 10/04/26 25 24,522
GFL Environmental, Inc.
144A
3.50%, 09/01/28 25 24,119
Royal Bank of Canada
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84 25 23,884
Toronto-Dominion Bank
7.25% (US Treasury
Yield Curve Rate T 5
Year+2.98%), 07/31/84 † 25 25,983
525,950
Chile : 0.3%
Cencosud SA 144A
4.38%, 07/17/27 25 24,827
Underline
France : 6.8%
BNP Paribas SA 144A
4.62%, 03/13/27 25 24,965
5.91% (SOFR+1.92%),
11/19/35 50 50,934
Credit Agricole SA 144A
3.25%, 01/14/30 25 23,233
6.25% (SOFR+2.67%),
01/10/35 50 51,950
Par
(000’s) Value
France (continued)
Danone SA 144A
2.95%, 11/02/26 $ 50 $ 49,041
Societe Generale SA 144A
2.80% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 01/19/28 50 48,575
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 06/09/32 25 22,145
3.00%, 01/22/30 75 69,553
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 44,559
3.62%, 03/01/41 75 54,344
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43 25 18,709
4.25%, 08/19/26 75 74,508
5.52% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 01/19/28 25 25,266
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35 25 25,838
583,620
Ireland : 0.6%
Flutter Treasury DAC 144A
5.88%, 06/04/31 † 50 50,361
Underline
Italy : 2.4%
Enel Finance International
NV 144A
3.50%, 04/06/28 50 48,703
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 27,141
7.20%, 11/28/33 50 56,271
7.80%, 11/28/53 25 29,764
UniCredit SpA 144A
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32 50 45,423
207,302
Mexico : 0.7%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 50 36,705
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 24,625
61,330
Netherlands : 1.9%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 88,016
Deutsche Telekom
International Finance BV
144A
3.60%, 01/19/27 25 24,666
4.38%, 06/21/28 25 24,992

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Netherlands (continued)
Prosus NV 144A
3.26%, 01/19/27 $ 25 $ 24,448
162,122
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 25 28,414
Underline
Poland : 0.3%
ORLEN SA 144A
6.00%, 01/30/35 25 25,707
Underline
Thailand : 0.3%
Bangkok Bank PCL 144A
4.30%, 06/15/27 25 24,836
Underline
United Kingdom : 0.6%
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 24,829
HSBC Holdings PLC
6.50%, 09/15/37 25 26,487
51,316
United States : 78.0%
Altria Group, Inc.
2.45%, 02/04/32 75 64,623
3.40%, 02/04/41 25 18,577
4.25%, 08/09/42 50 40,551
4.80%, 02/14/29 75 75,597
5.80%, 02/14/39 50 50,562
5.95%, 02/14/49 25 24,733
Ares Capital Corp.
5.88%, 03/01/29 25 25,539
7.00%, 01/15/27 50 51,488
AT&T, Inc.
3.85%, 06/01/60 75 51,884
4.30%, 02/15/30 125 124,096
Athene Holding Ltd.
6.25%, 04/01/54 25 24,705
6.62%, 05/19/55 25 25,739
Berry Global, Inc.
5.65%, 01/15/34 25 25,854
5.80%, 06/15/31 25 26,228
Blue Owl Capital Corp.
5.95%, 03/15/29 25 25,065
Brighthouse Financial, Inc.
4.70%, 06/22/47 25 18,547
Campbell Soup Co.
5.40%, 03/21/34 50 50,523
Capital One Financial Corp.
6.05% (SOFR+2.26%),
02/01/35 75 78,162
6.18% (SOFR+2.04%),
01/30/36 50 51,355
6.38% (SOFR+2.86%),
06/08/34 50 53,389
7.96% (SOFR Compound
Index+3.37%), 11/02/34 25 29,135
Centene Corp.
2.45%, 07/15/28 25 22,810
2.50%, 03/01/31 † 25 21,004
2.62%, 08/01/31 75 62,679
Par
(000’s) Value
United States (continued)
3.00%, 10/15/30 $ 25 $ 21,790
3.38%, 02/15/30 75 67,580
4.25%, 12/15/27 50 48,516
4.62%, 12/15/29 75 71,369
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,977
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 22,982
2.30%, 02/01/32 † 50 41,961
2.80%, 04/01/31 25 22,157
3.85%, 04/01/61 50 30,777
5.05%, 03/30/29 50 50,303
5.12%, 07/01/49 20 16,174
5.38%, 04/01/38 50 46,242
5.38%, 05/01/47 75 63,639
6.48%, 10/23/45 100 97,369
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 24,042
5.12%, 06/30/27 25 25,182
Cigna Group
3.40%, 03/15/50 25 16,809
3.88%, 10/15/47 50 37,192
Citigroup, Inc.
5.83% (SOFR+2.06%),
02/13/35 50 50,866
6.02% (SOFR+1.83%),
01/24/36 75 76,890
Conagra Brands, Inc.
5.30%, 11/01/38 50 47,097
Constellation Brands, Inc.
2.25%, 08/01/31 50 43,357
Deutsche Bank AG
7.08% (SOFR+3.65%),
02/10/34 25 26,955
DT Midstream, Inc. 144A
4.12%, 06/15/29 25 24,092
Equinix, Inc.
2.15%, 07/15/30 25 22,250
2.50%, 05/15/31 25 22,176
3.20%, 11/18/29 25 23,616
3.90%, 04/15/32 25 23,587
Everest Reinsurance
Holdings, Inc.
3.12%, 10/15/52 25 15,476
Fiserv, Inc.
2.25%, 06/01/27 25 24,029
3.50%, 07/01/29 75 71,993
5.15%, 03/15/27 75 75,758
5.45%, 03/15/34 25 25,390
5.62%, 08/21/33 25 25,770
General Mills, Inc.
2.88%, 04/15/30 50 46,378
3.20%, 02/10/27 50 49,143
4.95%, 03/29/33 25 24,944

Par
(000’s) Value
United States (continued)
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 $ 25 $ 25,249
5.62%, 09/15/34 25 24,990
Haleon US Capital LLC
3.38%, 03/24/29 75 72,483
HCA, Inc.
4.12%, 06/15/29 75 73,546
5.12%, 06/15/39 75 70,365
5.25%, 06/15/49 75 66,377
5.38%, 09/01/26 25 25,108
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 50 47,080
IQVIA, Inc.
6.25%, 02/01/29 25 26,143
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,169
J M Smucker Co.
6.20%, 11/15/33 25 26,744
6.50%, 11/15/43 25 26,604
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 25 18,329
3.95%, 04/15/29 25 24,527
4.05%, 04/15/32 50 48,040
4.50%, 04/15/52 25 20,527
5.10%, 03/15/27 25 25,250
Kraft Heinz Foods Co.
4.38%, 06/01/46 50 39,761
5.00%, 06/04/42 50 44,522
5.20%, 07/15/45 50 44,345
6.88%, 01/26/39 25 26,974
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 50 55,012
Kroger Co.
2.65%, 10/15/26 50 48,923
4.45%, 02/01/47 100 82,495
Lowe's Cos, Inc.
2.62%, 04/01/31 100 89,886
LPL Holdings, Inc. 144A
4.00%, 03/15/29 25 24,243
Marriott International, Inc.
2.85%, 04/15/31 25 22,673
4.90%, 04/15/29 25 25,319
5.35%, 03/15/35 25 25,108
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,537
McDonald's Corp.
2.12%, 03/01/30 150 135,831
3.50%, 07/01/27 50 49,321
3.62%, 09/01/49 50 36,289
4.45%, 09/01/48 25 20,779
4.88%, 12/09/45 50 44,978
6.30%, 10/15/37 50 54,410
Mondelez International, Inc.
2.62%, 09/04/50 75 44,131
3.00%, 03/17/32 25 22,512
MPLX LP
Par
(000’s) Value
United States (continued)
4.80%, 02/15/29 $ 25 $ 25,180
4.95%, 09/01/32 25 24,704
News Corp. 144A
3.88%, 05/15/29 25 23,890
NRG Energy, Inc. 144A
2.45%, 12/02/27 25 23,698
Oracle Corp.
3.60%, 04/01/40 75 59,227
3.80%, 11/15/37 50 42,443
3.85%, 07/15/36 † 25 21,802
3.85%, 04/01/60 † 25 16,874
3.95%, 03/25/51 50 36,350
4.00%, 07/15/46 50 38,216
4.10%, 03/25/61 50 35,400
4.38%, 05/15/55 50 38,446
5.38%, 07/15/40 100 96,289
5.50%, 09/27/64 25 22,353
6.12%, 07/08/39 25 26,034
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,586
Pacific Gas and Electric Co.
2.10%, 08/01/27 75 71,243
2.50%, 02/01/31 75 65,526
3.25%, 06/01/31 50 45,203
3.50%, 08/01/50 50 32,834
3.75%, 07/01/28 50 48,550
4.50%, 07/01/40 100 84,547
4.95%, 07/01/50 75 62,068
6.75%, 01/15/53 25 25,985
Roper Technologies, Inc.
4.20%, 09/15/28 25 24,812
Royal Caribbean Cruises Ltd.
144A
5.50%, 08/31/26 25 25,099
Sherwin-Williams Co.
3.45%, 06/01/27 50 49,143
South Bow USA
Infrastructure Holdings
LLC 144A
5.03%, 10/01/29 25 24,987
5.58%, 10/01/34 25 24,693
Sprint Capital Corp.
6.88%, 11/15/28 75 80,204
8.75%, 03/15/32 25 30,210
Time Warner Cable LLC
4.50%, 09/15/42 25 19,633
T-Mobile USA, Inc.
2.05%, 02/15/28 50 47,205
2.55%, 02/15/31 50 44,683
3.00%, 02/15/41 25 18,300
3.30%, 02/15/51 25 16,598
3.38%, 04/15/29 75 72,056
3.40%, 10/15/52 50 33,376
3.75%, 04/15/27 50 49,422
3.88%, 04/15/30 60 58,171
4.38%, 04/15/40 75 66,295
4.70%, 01/15/35 25 24,198
Tyson Foods, Inc.

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.55%, 06/02/47 $ 100 $ 83,126
5.10%, 09/28/48 25 22,376
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 25 25,467
Verizon Communications,
Inc.
1.75%, 01/20/31 25 21,528
2.35%, 03/15/32 50 43,000
2.55%, 03/21/31 150 134,384
2.99%, 10/30/56 25 15,006
3.40%, 03/22/41 50 38,572
3.88%, 02/08/29 25 24,634
4.33%, 09/21/28 125 124,917
VICI Properties LP
5.12%, 05/15/32 75 74,856
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 49,160
4.25%, 12/01/26 25 24,802
4.62%, 12/01/29 50 49,023
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 25 24,621
6.95%, 10/15/33 50 55,010
Par
(000’s) Value
United States (continued)
VMware LLC
1.80%, 08/15/28 $ 50 $ 46,214
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,655
4.70%, 09/15/28 25 25,142
Weyerhaeuser Co.
4.00%, 11/15/29 25 24,491
6,731,770
Total Corporate Bonds
(Cost: $8,546,325) 8,477,555
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $104,988)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 104,988 104,988
Total Investments: 99.5%
(Cost: $8,651,313) 8,582,543
Other assets less liabilities: 0.5% 44,048
NET ASSETS: 100.0% $ 8,626,591
SOFR Secured Overnight Financing Rate
† Security fully or partially on loan. Total market value of securities on loan is $135,306.
(a) Rate shown is 7-day yield as of period end.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,759,974, or 20.4% of net assets.